License And Collaboration Agreements (Products In Development) (Narrative 2) (Details) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2012	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2012	Mar. 31, 2012
License And Collaboration Agreements [Line Items]
Research and development	$ 112,708,000	$ 97,465,000	$ 161,365,000
Impax Agreement
License And Collaboration Agreements [Line Items]
Upfront cash payment				10,000,000
Impax Agreement, Clinical Regulatory And Commercial Milestones
License And Collaboration Agreements [Line Items]
Additional milestone payment	30,000,000
Hydron Agreement
License And Collaboration Agreements [Line Items]
Royalties Owed Maximum	5.00%
BioDelivery
License And Collaboration Agreements [Line Items]
Upfront cash payment										30,000,000
Additional milestone payment	50,000,000.0					10,000,000.0	10,000,000.0	10,000,000.0	15,000,000
Research and development	30,000,000
Period To Terminate					10 years
Bio Delivery, Buprenorphine And Commercial And Regulatory Milestone
License And Collaboration Agreements [Line Items]
Additional milestone payment	$ 55,000,000